SIGNIFICANT ACCOUNTING POLICIES: (Details 4)	12 Months Ended
Dec. 31, 2013 item
Common Stock
Earnings per share:
Voting right per share (in votes per share)	1
Class B Common Stock
Earnings per share:
Voting right per share (in votes per share)	10